ANNUAL REPORT

                                     (LOGO)
                                  VAN WAGONER
                                     FUNDS

                               DECEMBER 31, 1997


                                                               December 31, 1997
DEAR SHAREHOLDER:

This has been an especially difficult year for Van Wagoner Capital Management. Some of the forces behind our performance are exactly those that make growth stocks volatile. Others have led us to make changes that should improve our results. Let me briefly discuss the issues we face and the actions we're taking.

1. GROWTH STOCK INVESTING IS CURRENTLY OUT OF FAVOR WITH THE MARKET. Early in 1997, concerns about the U.S. economy fueled a shift from small, lesser-known companies to larger companies offering more liquidity. Small-cap technology stocks took a beating. Still, the fundamentals of our holdings stayed positive. This, plus good economic news, led to dramatic rebounds from May to mid-October. It looked like we'd have another strong year - until the economic crisis in Southeast Asia hit. Wall Street's reaction to the turmoil was swift: any company with Asian exposure saw stock prices fall sharply.

WHAT WE'RE DOING: We did reduce or sell our positions in companies whose results will suffer due to Asia's economic problems. But we'll continue to hold companies with only limited exposure to Asia that show strong prospects and whose stocks we believe are undervalued.

For example, take Advanced Fibre Communications,* based in Petaluma, California. Their advanced systems enable telephone companies to add capacity and bring phone service to new locations.

Advanced Fibre has a contract with mainland China, representing about 12% of its revenues, that will help the government bring basic telephone service to thousands of customers. The contract is part of the plan to "modernize" China, giving it political significance, and is a relatively small expenditure. Though the contract seems immune to cutbacks, and China has felt little of the current Asian crisis, Advanced Fibre's stock fell 50%, from a high in October of 45 to about 23 at year-end.

Or look at CHS Electronics,** an international distributor of computers and peripherals. Management has done an excellent job growing the business, and the outlook is strong: the demand for PCs and related products is growing more rapidly outside the U.S. About 60% of CHS's business is in Western Europe, 25% in Eastern Europe, 12% in Latin America and 2% in Asia. Despite this limited Asian exposure, the market has taken CHS stock from a high in October down 50% at year-end.

We'll continue to buy companies like these, staying true to our investment style. Though it's tempting to play safe with electric utilities or S&P 500 stocks, we won't let ourselves drift away from growth-oriented companies. When the market again favors growth stocks we believe we will be positioned to capture the potential rewards.

2. THE SMALL-CAP MARKET ENTERED A NEW PHASE IN 1997. This year various forces affected small-cap prices as never before. There are more retail investors and more traders ready to hedge quickly. Broad industry fundamentals, technical chart patterns, and the rumor mill became more important in determining stock prices. In this environment, our strong fundamental research wasn't enough.

WHAT WE'RE DOING: We will continue with our fundamental approach. I'm convinced that fully understanding the companies in which we invest will ultimately pay off. In fact, as of the December pre-reporting period, a number of high-profile companies missed their stated earnings goals - but only one of the companies we held missed its fundamental targets.

While remaining dedicated to our style of investment, we are not going to just wait for the markets to change for performance to improve. We are increasing and incorporating a greater awareness of who else owns the stocks we hold, or are interested in, and their investment style. We believe this will enhance our trading strategies and should improve results.

I want to thank you, our shareholders, for holding firm during a frustrating year. I know that can be difficult when markets are not performing well, even when you understand the long-term potential. We look forward to a new year where we believe our fundamental approach and the dedication of our research staff will reward your patience.

Sincerely,

/s/Garrett R. Van Wagoner
Garrett R. Van Wagoner

The Funds' portfolio compositions are subject to change at any time.

 * As of 12/31/97, Advanced Fibre Communications represented 4.5% of the Emerging Growth Fund, 3.6% of the Mid-Cap Fund and 2.1% of the Post-Venture Fund.

** As of 12/31/97, CHS Electronics represented 4.3% of the Emerging Growth Fund,
   3.3% of the Micro-Cap Fund, 3.0% of the Mid-Cap Fund and 3.8% of the Post-Venture Fund.


EMERGING GROWTH FUND
This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Composite Index is a market value-weighted index that measures all Nasdaq domestic and non-U.S.- based common stocks listed on The Nasdaq Stock Market.

The Lipper Small Company Growth Funds Index includes the largest 30 funds in the group that, by prospectus or portfolio practice, limit their investments to companies on the basis of the size of the company.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 1997, this index included 3,245 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

 TOTAL RETURN
 For the period ended 12/31/97
 ONE YEAR                         (20.02)%
 AVERAGE ANNUAL
   SINCE COMMENCEMENT                0.75%

                                  12/31/95          12/31/96          12/31/97
EMERGING GROWTH FUND               $10,000           $12,690           $10,150
Nasdaq Composite                   $10,000           $12,303           $15,028
Lipper Small Company               $10,000           $11,436           $13,157
Nasdaq Industrial                  $10,000           $11,557           $12,772


MICRO-CAP FUND
This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Russell 2000 is an index of the smallest 2000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small cap stocks.

The Lipper MicroCap Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $300 million at the time of purchase.

 TOTAL RETURN
 For the period ended 12/31/97
 ONE YEAR                         (19.76)%
 AVERAGE ANNUAL
   SINCE COMMENCEMENT              (0.05)%

                                  12/31/95          12/31/96          12/31/97
MICRO-CAP FUND                     $10,000           $12,450            $9,990
Russell 2000                       $10,000           $11,649           $14,254
Lipper MicroCap                    $10,000           $12,020           $14,370

MID-CAP FUND
This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P MidCap 400 Index is a capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $1.8 billion.

The Lipper MidCap Funds Index includes the largest 30 funds in the group which, by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

 TOTAL RETURN
 For the period ended 12/31/97
 ONE YEAR                         (13.88)%
 AVERAGE ANNUAL
   SINCE COMMENCEMENT                3.30%

                                  12/31/95          12/31/96          12/31/97
MID-CAP FUND                       $10,000           $12,390           $10,670
S&P 400                            $10,000           $11,920           $15,765
Lipper MidCap                      $10,000           $11,630           $13,671


POST-VENTURE FUND
This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 1997, this index included 3,245 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

The Lipper Growth Funds Index includes the largest 30 funds in the group which, by prospectus or portfolio practice, normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

 TOTAL RETURN
 For the period ended 12/31/97
 ONE YEAR                         (12.20)%

                                  12/31/96          12/31/97
POST-VENTURE FUND                  $10,000            $8,780
Nasdaq Industrial                  $10,000           $11,051
Lipper Growth                      $10,000           $12,808


                        VAN WAGONER EMERGING GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 1997

    NUMBER
  OF SHARES                                                        VALUE
---------------------------------------------------------------------------

             COMMON STOCKS 102.10%

             CHEMICALS - SPECIALTY 0.04%
     12,300  NuCo2 Inc.*                                       $    135,300
                                                             --------------

             COMMERCIAL SERVICES - SECURITY/SAFETY 0.85%
     65,000  Check Point Software Technologies Ltd.*              2,648,750
                                                             --------------

             COMPUTERS - LOCAL NETWORKS 5.29%
     69,500  Cisco Systems, Inc.*                                 3,874,625
    130,000  Citrix Systems, Inc.*                                9,880,000
    574,713  Com21*++                                             2,500,002
     20,000  Xylan Corp.*                                           302,500
                                                             --------------
                                                                 16,557,127
                                                             --------------

             COMPUTERS - MEMORY DEVICES 2.40%
     60,500  Legato Systems, Inc.*                                2,662,000
     95,000  VERITAS Software Corp.*                              4,845,000
                                                             --------------
                                                                  7,507,000
                                                             --------------

             COMPUTERS - RETAIL/WHOLESALE 4.30%
    786,450  CHS Electronics, Inc.*                              13,467,956
                                                             --------------
             COMPUTERS - SOFTWARE 16.44%
    187,200  Ariba Technologies *++                               2,340,000
  1,193,268  Avant! Corp.*                                       19,987,239
     70,000  Corsair Communications, Inc.*                        1,137,500
    167,250  J.D. Edwards & Co.*                                  4,933,875
     90,100  Manugistics Group, Inc.*                             4,020,713
    157,143  NetDynamics Inc.*++                                  1,100,001
     85,000  Rogue Wave Software, Inc..*                            940,312
    191,000  Saville Systems Ireland plc ADR*                     7,926,500
    351,200  Sybase, Inc.*                                        4,675,350
    416,800  Technology Modeling Associates, Inc.*+               4,428,500
                                                             --------------
                                                                 51,489,990
                                                             --------------

             DIVERSIFIED OPERATIONS 1.30%
    140,700  Galileo Technology Ltd.*                             4,062,712
                                                             --------------

             ELECTRICAL CONNECTORS 1.46%
    161,800  Level One Communications, Inc.*                      4,570,850
                                                             --------------

             ELECTRONICS - MISCELLANEOUS COMPONENTS 2.66%
     82,700  Alpha Industries, Inc.*                              1,333,537
    197,500  RF Micro Devices, Inc..*                             2,431,719


                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

     NUMBER
   OF SHARES                                                       VALUE
---------------------------------------------------------------------------

             ELECTRONICS - MISCELLANEOUS COMPONENTS 2.66% (CONT'D.)
    173,700  Sawtek Inc.*                                      $  4,581,338
                                                                  8,346,594
                                                             --------------

             ELECTRONICS - SEMICONDUCTOR EQUIPMENT 5.17%
     44,000  Ade Corp.*                                             770,000
     70,000  DuPont Photomasks, Inc.*                             2,441,250
    135,150  Etec Systems, Inc.*                                  6,284,475
    105,000  Flextronics International Ltd.*                      3,622,500
    126,500  Phototronics, Inc.*                                  3,067,625
                                                             --------------
                                                                 16,185,850
                                                             --------------

             ELECTRONICS - SEMICONDUCTOR MANUFACTURING 9.07%
    185,000  ANADIGICS, Inc.*                                     5,573,125
    301,550  SIPEX Corp.*                                         9,121,888
    269,000  Vitesse Semiconductor Corp.*                        10,154,750
    150,000  VLSI Technology, Inc.*                               3,543,750
                                                             --------------
                                                                 28,393,513
                                                             --------------

             ENERGY - COMMERCIAL SERVICES 1.39%
    273,000  Simulation Sciences Inc.*+                           4,368,000
                                                             --------------

             ENERGY - SERVICES 5.47%
    185,000  ENSCO International Inc.                             6,197,500
    105,000  EVI, Inc.*                                           5,433,750
    265,000  Marine Drilling Cos., Inc.*                          5,498,750
                                                             --------------
                                                                 17,130,000
                                                             --------------

             MEDICAL - INFORMATION SERVICES 1.84%
    120,000  HBO & Co.                                            5,760,000
                                                             --------------

             MEDICAL - OUTPATIENT/HOME 1.15%
    100,000  Renal Treatment Centers, Inc.*                       3,612,500
                                                             --------------

             MULTI INDUSTRY 1.26%
    100,000  Veritas DGC Inc.*                                    3,950,000
                                                             --------------

             OIL & GAS - DRILLING 11.54%
     34,500  Bayard Drilling Technologies, Inc.*                    560,625
    100,000  Diamond Offshore Drilling, Inc.*                     4,812,500
    105,750  Falcon Drilling Co., Inc.*                           3,707,859
    280,000  Global Marine Inc.*                                  6,860,000
    136,250  Noble Drilling Corp.*                                4,172,656
     15,550  Patterson Energy, Inc.*                                601,591


                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

   NUMBER
 OF SHARES                                                         VALUE
--------------------------------------------------------------------------------
             OIL & GAS - DRILLING 11.54% (CONT'D.)
    312,500  Precision Drilling Corp.*                         $  7,617,188
    112,000  Reading & Bates Corp.*                               4,690,000
    120,700  UTI Energy Corp.*                                    3,123,113
                                                             --------------
                                                                 36,145,532
                                                             --------------

             OIL & GAS - EXPLORATION & PRODUCTION 2.48%
    649,800  Comstock Resources, Inc.*                            7,756,988
                                                             --------------

             OIL & GAS - FIELD SERVICES 4.10%
     50,000  BJ Services Co.*                                     3,596,875
     86,100  Friede Goldman International, Inc.*                  2,572,237
    167,800  Global Industries Ltd.*                              2,852,600
     50,000  Tidewater, Inc.                                      2,756,250
     75,000  TransCoastal Marine Services, Inc.*                  1,068,750
                                                             --------------
                                                                 12,846,712
                                                             --------------

             OIL & GAS - MACHINERY & EQUIPMENT 9.05%
     75,000  Camco International, Inc.                            4,776,563
     75,000  Cooper Cameron Corp.*                                4,575,000
    136,850  Dril-Quip, Inc.*                                     4,806,856
     68,300  Gulf Island Fabrication, Inc.*                       1,366,000
     85,000  National-Oilwell, Inc.*                              2,905,937
     75,000  Smith International, Inc.*                           4,603,125
    247,500  Varco International, Inc.*                           5,305,781
                                                             --------------
                                                                 28,339,262
                                                             --------------

             POLLUTION CONTROL - SERVICES 0.42%
     70,600  Waste Industries, Inc.*                              1,314,925
                                                             --------------

             RESTAURANTS 1.34%
    100,000  CKE Restaurants, Inc.                                4,212,500
                                                             --------------

             RETAIL - MAIL ORDER/DIRECT 0.42%
     85,000  DM Management Co.*                                   1,328,125
                                                             --------------

             TELECOMMUNICATIONS - EQUIPMENT 12.06%
    485,100  Advanced Fibre Communications, Inc.*                14,128,538
     80,000  CIENA Corp.*                                         4,890,000
     91,000  Galileo Corp.*                                         955,500
     35,200  Innova Corp.*                                          536,800
    538,571  Netro Corp.*++                                       3,769,997
    184,000  Powerwave Technologies, Inc.*                        3,093,500
    204,100  REMEC, Inc.*                                         4,592,250
    110,000  Tellabs, Inc.*                                       5,816,250
                                                             --------------
                                                                 37,782,835
                                                             --------------


                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - SERVICES 0.23%
        30,000   World Access, Inc.*                         $      716,250
                                                             --------------

                 TRANSPORTATION 0.37%
        39,700   Trico Marine Services, Inc.*                     1,166,187
                                                             --------------

                 Total Common Stocks
                 (cost $331,753,846)                            319,795,458
                                                             --------------

  NUMBER
OF CONTRACTS
----------------------

                 OPTIONS PURCHASED 2.42%

           449   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @950                            1,549,050
           687   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @980                            2,962,687
         1,380   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @415                            2,208,000
           451   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @425                              856,900
                                                             --------------

                 Total Options Purchased
                 (cost $11,115,665)                               7,576,637
                                                             --------------

PRINCIPAL
  AMOUNT
----------------------

                  SHORT-TERM INVESTMENTS 0.00%

          $563   UMB Bank, n.a., Money Market Fiduciary                 563
                                                             --------------

                 Total Short-Term Investments
                 (cost $563)                                            563
                                                             --------------

                 Total Investments 104.52%
                 (cost $342,870,074)                            327,372,658

                 Other Liabilities
                 less Assets (4.52)%                           (14,155,966)
                                                             --------------

                 NET ASSETS 100.00%                            $313,216,692
                                                               ============

*  Non-income producing
+  Affiliated company - see Note 6
++ Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See notes to financial statements.

                           VAN WAGONER MICRO-CAP FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 1997

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS 90.35%

                 CHEMICALS - SPECIALTY 0.23%
        15,200   NuCo2 Inc.*                                     $  167,200
                                                             --------------

                 COMMERCIAL SERVICES - MISCELLANEOUS 6.57%
        25,000   Abacus Direct Corp.*                             1,025,000
         2,300   Boron, LePore & Associates, Inc.*                   63,250
        55,000   INSpire Insurance Solutions, Inc.*               1,148,125
        45,000   MedQuist, Inc.*                                  1,563,750
       115,000   NovaCare Employee Services, Inc.*                  920,000
                                                             --------------
                                                                  4,720,125
                                                             --------------

                 COMPUTERS - INTEGRATED SYSTEMS 2.69%
       150,000   Peerless Systems Corp.*                          1,931,250
                                                             --------------

                 COMPUTERS - LOCAL NETWORKS 0.70%
       114,942   Com21*++                                           499,998
                                                             --------------
                 COMPUTERS - RETAIL/WHOLESALE 3.28%
       137,500   CHS Electronics Inc.*                            2,354,687
                                                             --------------

                 COMPUTERS - SOFTWARE 12.16%
        40,800   Ariba Technologies*++                              510,000
       228,700   Avant! Corp.*                                    3,830,725
        13,100   Corsair Communications, Inc.*                      212,875
        35,714   NetDynamics Inc.*++                                249,998
        30,000   NS Group, Inc.*                                    513,750
       125,000   Omega Research, Inc.*                              671,875
       150,000   Rogue Wave Software, Inc.*                       1,659,375
       102,500   Technology Modeling Associates, Inc.*            1,089,063
                                                             --------------
                                                                  8,737,661
                                                             --------------

                 DIVERSIFIED OPERATIONS 1.43%
        35,500   Galileo Technology Ltd.*                         1,025,063
                                                             --------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS 4.00%
        86,500   Alpha Industries, Inc.*                          1,394,813
       120,100   RF Micro Devices, Inc.*                          1,478,731
                                                             --------------
                                                                  2,873,544
                                                             --------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT 4.85%
        52,000   Ade Corp.*                                         910,000
           500   DuPont Photomasks, Inc.*                            17,437


                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 ELECTRONICS - SEMICONDUCTOR
                 EQUIPMENT 4.85% (CONT'D.)
        30,000   Etec Systems, Inc.*                             $1,395,000
        48,000   Phototronics, Inc.*                              1,164,000
                                                             --------------
                                                                  3,486,437
                                                             --------------

                 ELECTRONICS - SEMICONDUCTOR
                 MANUFACTURING 9.89%
        42,000   ANADIGICS, Inc.*                                 1,265,250
       157,000   SEEQ Technology, Inc.*                             436,648
       110,000   SIPEX Corp.*                                     3,327,500
        55,000   Vitesse Semiconductor Corp.*                     2,076,250
                                                             --------------
                                                                  7,105,648
                                                             --------------

                 ENERGY - COMMERCIAL SERVICES 2.60%
       117,000   Simulation Sciences Inc.*                        1,872,000
                                                             --------------

                 MEDICAL - INSTRUMENTS 1.49%
       140,000   IRIDEX Corp.*                                    1,067,500
                                                             --------------

                 MEDICAL - PRODUCTS 0.38%
        11,000   Cytyc Corp.*                                       273,625
                                                             --------------

                 MEDICAL - WHOLESALE/DRUG 0.69%
        33,000   Priority Healthcare Corp.*                         499,125
                                                             --------------

                 MULTI INDUSTRY 2.35%
        42,800   Veritas DGC Inc.*                                1,690,600
                                                             --------------

                 OIL & GAS - DRILLING 8.89%
        55,000   Bayard Drilling Technologies, Inc.*                893,750
       115,000   Dawson Production Services, Inc.*                1,998,125
        50,000   Key Energy Group, Inc.*                          1,084,375
        10,000   Patterson Energy, Inc.*                            386,875
        30,000   Precision Drilling Corp.*                          731,250
        50,000   UTI Energy Corp.*                                1,293,750
                                                             --------------
                                                                  6,388,125
                                                             --------------

                 OIL & GAS - EXPLORATION & PRODUCTION 2.49%
       150,000   Comstock Resources, Inc.*                        1,790,625
                                                             --------------

                 OIL & GAS - FIELD SERVICES 5.47%
        40,000   Dawson Geophysical Co.*                            655,000
        29,900   Friede Goldman International, Inc.*                893,263
       100,000   OMNI Energy Services Corp.*                      1,175,000


                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 OIL & GAS - FIELD SERVICES 5.47% (CONT'D.)
        85,000   TransCoastal Marine Services, Inc.*           $  1,211,250
                                                             --------------
                                                                  3,934,513
                                                             --------------

                 OIL & GAS - MACHINERY & EQUIPMENT 3.32%
        40,000   Dril-Quip, Inc.*                                 1,405,000
        49,000   Gulf Island Fabrication, Inc.*                     980,000
                                                             --------------
                                                                  2,385,000
                                                             --------------

                 POLLUTION CONTROL - SERVICES 2.93%
       113,200   Waste Industries, Inc.*                          2,108,350
                                                             --------------

                 RETAIL - MAIL ORDER/DIRECT 2.75%
       126,500   DM Management Co.*                               1,976,562
                                                             --------------

                 TELECOMMUNICATIONS - EQUIPMENT 9.58%
       176,500   Galileo Corp.*                                   1,853,250
        71,000   Innova Corp.*                                    1,082,750
       132,857   Netro Corp.*++                                     929,999
        49,000   Powerwave Technologies, Inc.*                      823,812
        97,500   REMEC, Inc.*                                     2,193,750
                                                             --------------
                                                                  6,883,561
                                                             --------------

                 WASTE DISPOSAL 1.61%
        40,000   Superior Services, Inc.*                         1,155,000
                                                             --------------

                 Total Common Stocks
                 (cost $68,904,341)                              64,926,199
                                                             --------------


                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
OF CONTRACTS                                                       VALUE
--------------------------------------------------------------------------------

                 OPTIONS PURCHASED 1.84%
            45   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @950                        $     155,250
           115   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @980                              495,938
           325   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @415                              520,000
            80   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @425                              152,000
                                                             --------------

                 Total Options Purchased
                 (cost $1,990,952)                                1,323,188
                                                             --------------

 PRINCIPAL
  AMOUNT
----------------------

                  REPURCHASE AGREEMENTS 13.58%
    $9,762,000   UMB Bank, n.a., 5.80%, dated 12/31/97,
                 repurchase price $9,765,102, maturing
                 1/2/98 (collateralized by U.S.
                 Treasury Notes, 8.25%, 7/15/98)                  9,762,000
                                                             --------------

                 Total Repurchase Agreements
                 (cost $9,762,000)                                9,762,000
                                                             --------------

                 SHORT-TERM INVESTMENTS 0.00%
           379   UMB Bank, n.a., Money Market Fiduciary                 379
                                                             --------------

                 Total Short-Term Investments
                 (cost $379)                                            379
                                                             --------------

                 Total Investments 105.77%
                 (cost $80,657,672)                              76,011,766

                 Other Liabilities
                 less Assets (5.77)%                            (4,144,578)
                                                                -----------

                 NET ASSETS 100.00%                             $71,867,188
                                                                ===========

*   Non-income producing
++ Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.


See notes to financial statements.


                            VAN WAGONER MID-CAP FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 1997

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS 92.44%

                 COMMERCIAL SERVICES - SECURITY/SAFETY 2.21%
        40,000   Check Point Software Technologies Ltd.*         $1,630,000
                                                             --------------

                 COMPUTERS - GRAPHICS 1.86%
        50,000   ENCAD, Inc.*                                     1,375,000
                                                             --------------

                 COMPUTERS - INTEGRATED SYSTEMS 1.88%
        35,000   Wind River Systems, Inc.*                        1,389,062
                                                             --------------

                 COMPUTERS - LOCAL NETWORKS 3.09%
        30,000   Citrix Systems, Inc.*                            2,280,000
                                                             --------------

                 COMPUTERS - MEMORY DEVICES 3.12%
        17,500   Legato Systems, Inc.*                              770,000
        30,000   VERITAS Software Corp.*                          1,530,000
                                                             --------------
                                                                  2,300,000
                                                             --------------

                 COMPUTERS - RETAIL/WHOLESALE 2.96%
       127,500   CHS Electronics, Inc.*                           2,183,438
                                                             --------------

                COMPUTERS - SOFTWARE 10.86%
       200,000   Avant! Corp.*                                    3,350,000
        25,000   J.D. Edwards & Co.*                                737,500
        30,000   Manugistics Group, Inc.*                         1,338,750
        30,000   NS Group, Inc.*                                   513,750
        50,000   Saville Systems Ireland plc ADR*                 2,075,000
                                                             --------------
                                                                  8,015,000
                                                             --------------

                 ELECTRICAL CONNECTORS 1.15%
        30,000   Level One Communications, Inc.*                    847,500
                                                             --------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS 1.61%
        45,000   Sawtek Inc.*                                     1,186,875
                                                             --------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT 5.02%
        25,000   DuPont Photomasks, Inc.*                           871,875
        10,000   Etec Systems, Inc.*                                465,000
        35,000   Flextronics International Ltd.*                  1,207,500
        48,000   Phototronics, Inc.*                              1,164,000
                                                             --------------
                                                                  3,708,375
                                                             --------------


                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING 6.51%
        48,000   ANADIGICS, Inc.*                                $1,446,000
        23,000   SIPEX Corp.*                                       695,750
        55,000   Vitesse Semiconductor Corp.*                     2,076,250
        25,000   VLSI Technology, Inc.*                             590,625
                                                             --------------
                                                                  4,808,625
                                                             --------------

                 ENERGY - SERVICES 6.09%
        65,000   ENSCO International Inc.                         2,177,500
        75,000   Marine Drilling Cos., Inc.*                      1,556,250
        25,000   Rowan Cos., Inc.*                                  762,500
                                                             --------------
                                                                  4,496,250
                                                             --------------

                 MEDICAL - INFORMATION SERVICES 2.60%
        40,000   HBO & Co.                                        1,920,000
                                                             --------------

                 Medical - Outpatient/Home 3.58%
        60,000   Renal Care Group, Inc.*                          1,920,000
        20,000   Renal Treatment Centers, Inc.*                     722,500
                                                             --------------
                                                                  2,642,500
                                                             --------------

                  OIL & GAS - DRILLING 11.28%
        25,000   Diamond Offshore Drilling, Inc.*                 1,203,125
        25,000   Falcon Drilling Co., Inc.*                         876,563
        45,000   Global Marine Inc.                               1,102,500
        35,000   Noble Drilling Corp.*                            1,071,875
        92,500   Precision Drilling Corp.*                        2,254,688
        25,000   Reading & Bates Corp.*                           1,046,875
        30,000   UTI Energy Corp.*                                  776,250
                                                             --------------
                                                                  8,331,876
                                                             --------------

                 OIL & GAS - FIELD SERVICES 1.08%
        14,500   Tidewater, Inc.                                    799,312
                                                             --------------

                 OIL & GAS - MACHINERY & EQUIPMENT 6.32%
        10,000   Camco International, Inc.                          636,875
        20,000   Cooper Cameron Corp.*                            1,220,000
        15,000   National-Oilwell, Inc.*                            512,812
        20,000   Smith International, Inc.*                       1,227,500
        50,000   Varco International, Inc.*                       1,071,875
                                                             --------------
                                                                  4,669,062
                                                             --------------


                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 POLLUTION CONTROL - EQUIPMENT 0.81%
        20,000   U.S. Filter Corp.*                           $     598,750
                                                             --------------

                  RESTAURANTS 1.71%
        30,000   CKE Restaurants, Inc.                            1,263,750
                                                             --------------

                 RETAIL - APPAREL/SHOES 2.74%
        15,000   Ross Stores, Inc.*                                 545,625
        50,000   The Wet Seal, Inc.*                              1,475,000
                                                             --------------
                                                                  2,020,625
                                                             --------------

                 RETAIL - DISCOUNT/VARIETY 2.12%
        30,000   Family Dollar Stores, Inc.                         879,375
        20,000   TJX Companies, Inc.                                687,500
                                                             --------------
                                                                  1,566,875
                                                             --------------

                 TELECOMMUNICATIONS - EQUIPMENT 10.16%
        90,000   Advanced Fibre Communications, Inc.*             2,621,250
        27,500   CIENA Corp.*                                     1,680,938
        49,000   Powerwave Technologies, Inc.*                      823,812
        45,000   Tellabs, Inc.*                                   2,379,375
                                                             --------------
                                                                  7,505,375
                                                             --------------

                 TELECOMMUNICATIONS - SERVICES 1.49%
        50,000   RSL Communications, Ltd. Class A*                1,100,000
                                                             --------------

                 TRANSPORTATION 2.19%
        55,000   Trico Marine Services, Inc.*                     1,615,625
                                                             --------------

                 Total Common Stocks
                 (cost $69,638,718)                              68,253,875
                                                             --------------

  NUMBER
OF CONTRACTS
----------------------

                 OPTIONS PURCHASED 1.79%
            45   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @950                              155,250
           115   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @980                              495,937
           325   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @415                              520,000
            80   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @425                              152,000
                                                             --------------

                 Total Options Purchased
                 (cost $1,990,952)                                1,323,187
                                                             --------------


                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

PRINCIPAL
  AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS 13.61%
   $10,048,000   UMB Bank, n.a., 5.80%, dated
                 12/31/97, repurchase
                 price $10,051,193, maturing 1/2/98
                 (collateralized by U.S. Treasury
                 Notes, 8.875%, 11/15/98)                       $10,048,000
                                                             --------------

                 Total Repurchase Agreements
                 (cost $10,048,000)                              10,048,000
                                                             --------------

                 SHORT-TERM INVESTMENTS 0.00%
           153   UMB Bank, n.a., Money Market Fiduciary                 153
                                                             --------------

                 Total Short-Term Investments
                 (cost $153)                                            153
                                                             --------------

                 Total Investments 107.84%
                 (cost $81,677,823)                              79,625,215

                 Other Liabilities
                 less Assets (7.84)%                            (5,787,796)
                                                             --------------

                 NET ASSETS 100.00%                             $73,837,419
                                                                ===========

* Non-income producing

See notes to financial statements.


                         VAN WAGONER POST-VENTURE FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 1997

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS 91.86%

                 CHEMICALS - SPECIALTY 1.07%
        20,000   NuCo2 Inc.*                                       $220,000
                                                             --------------

                 COMMERCIAL SERVICES - MISCELLANEOUS 4.88%
        10,000   Abacus Direct Corp.*                               410,000
         7,500   MedQuist, Inc.*                                    260,625
        41,000   NovaCare Employee Services, Inc.*                  328,000
                                                             --------------
                                                                    998,625
                                                             --------------

                 COMMERCIAL SERVICES - SECURITY/SAFETY 1.99%
        10,000   Check Point Software Technologies Ltd.*            407,500
                                                             --------------

                 COMPUTERS - INTEGRATED SYSTEMS 0.94%
        15,000   Peerless Systems Corp.*                            193,125
                                                             --------------

                 COMPUTERS - LOCAL NETWORKS 3.40%
         7,500   Citrix Systems, Inc.*                              570,000
        28,736   Com21*++                                           125,002
                                                             --------------
                                                                    695,002
                                                             --------------

                 COMPUTERS - MEMORY DEVICES 2.57%
         5,000   Legato Systems, Inc.*                              220,000
         6,000   VERITAS Software Corp.*                            306,000
                                                             --------------
                                                                    526,000
                                                             --------------
                 COMPUTERS - PERIPHERALS 1.66%
        20,000   MMC Networks, Inc.*                                340,000
                                                             --------------

                 COMPUTERS - RETAIL/WHOLESALE 3.77%
        45,000   CHS Electronics, Inc.*                             770,625
                                                             --------------

                 COMPUTERS - SOFTWARE 13.79%
        12,000   Ariba Technologies*++                              150,000
        40,000   Avant! Corp.*                                      670,000
        20,000   Concord Communications, Inc.*                      415,000
        17,500   Corsair Communications, Inc.*                      284,375
         7,143   NetDynamics Inc.*++                                 50,001
        40,500   Omega Research, Inc.*                              217,687
        19,500   RealNetworks, Inc.*                                270,563


                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - SOFTWARE 13.79% (CONT'D.)
        10,000   Saville Systems Ireland plc ADR*               $   415,000
        33,000   Technology Modeling Associates, Inc.*              350,625
                                                             --------------
                                                                  2,823,251
                                                             --------------

                 DIVERSIFIED OPERATIONS 2.30%
        16,300   Galileo Technology Ltd.*                           470,663
                                                             --------------

                 ELECTRICAL CONNECTORS 1.59%
        11,500   Level One Communications, Inc.*                    324,875
                                                             --------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS 4.04%
        35,000   RF Micro Devices, Inc.*                            430,937
        15,000   Sawtek Inc.*                                       395,625
                                                             --------------
                                                                    826,562
                                                             --------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT 3.93%
        15,000   Ade Corp.*                                         262,500
         7,500   Etec Systems, Inc.*                                348,750
         8,000   Phototronics, Inc.*                                194,000
                                                             --------------
                                                                    805,250
                                                             --------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING 7.19%
        10,000   ANADIGICS, Inc.*                                   301,250
        20,000   SIPEX Corp.*                                       605,000
        15,000   Vitesse Semiconductor Corp.*                       566,250
                                                             --------------
                                                                  1,472,500
                                                             --------------

                 ENERGY - COMMERCIAL SERVICES 1.95%
        25,000   Simulation Sciences Inc.*                          400,000
                                                             --------------

                 MEDICAL - BIOMEDICAL/GENETICS 1.65%
        15,000   COR Therapeutics, Inc.*                            337,500
                                                             --------------

                 MEDICAL - WHOLESALE/DRUG 1.48%
        20,000   Priority Healthcare Corp.*                         302,500
                                                             --------------

                 MINING 1.84%
        20,000   OYO Geospace Corp.*                                377,500
                                                             --------------


                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)


  NUMBER
OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 OIL & GAS - DRILLING 3.05%
        15,000   Precision Drilling Corp.*                    $     365,625
        10,000   UTI Energy Corp.*                                  258,750
                                                             --------------
                                                                    624,375
                                                             --------------

                 OIL & GAS - EXPLORATION & PRODUCTION 2.33%
        40,000   Comstock Resources, Inc.*                          477,500
                                                             --------------
                 OIL & GAS - FIELD SERVICES 4.91%
         9,500   Friede Goldman International, Inc.*                283,812
        25,000   OMNI Energy Services Corp.*                        293,750
        30,000   TransCoastal Marine Services, Inc.*                427,500
                                                             --------------
                                                                  1,005,062
                                                             --------------

                 OIL & GAS - MACHINERY & EQUIPMENT 4.66%
        15,000   Dril-Quip, Inc.*                                   526,875
        21,300   Gulf Island Fabrication, Inc.*                     426,000
                                                             --------------
                                                                    952,875
                                                             --------------

                 POLLUTION CONTROL - SERVICES 1.82%
        20,000   Waste Industries, Inc.*                            372,500
                                                             --------------

                 REAL ESTATE 1.76%
        14,000   Trammell Crow Co.*                                 360,500
                                                             --------------

                 RETAIL - MAIL ORDER/DIRECT 1.91%
        25,000   DM Management Co.*                                 390,625
                                                             --------------

                 TELECOMMUNICATIONS - EQUIPMENT 10.21%
        15,000   Advanced Fibre Communications, Inc.*               436,875
         5,500   CIENA Corp.*                                       336,188
        25,000   Innova Corp.*                                      381,250
         2,000   Metromedia Fiber Network, Inc.*                     33,250
        42,857   Netro Corp.*++                                     299,999
        14,400   Powerwave Technologies, Inc.*                      242,100
        16,000   REMEC, Inc.*                                       360,000
                                                             --------------
                                                                  2,089,662
                                                             --------------

                  TELECOMMUNICATIONS - SERVICES 1.17%
        10,000   World Access, Inc.*                                238,750
                                                             --------------

                   Total Common Stocks
                 (cost $18,969,253)                              18,803,327
                                                             --------------


                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)


  NUMBER
OF CONTRACTS                                                       VALUE
--------------------------------------------------------------------------------

                 OPTIONS PURCHASED 2.63%
            25   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @950                       $       86,250
            50   Put option on Nasdaq 100 Stock Index,
                 expiring 3/21/98 @980                              215,625
           100   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @415                              160,000
            40   Put option on Morgan Stanley High
                 Technology Index,
                 expiring 3/21/98 @425                               76,000
                                                             --------------

                  Total Options Purchased
                  (cost $780,292)                                   537,875
                                                             --------------

PRINCIPAL
  AMOUNT
----------------------

                 SHORT-TERM INVESTMENTS 3.35%
      $685,612   UMB Bank, n.a., Money Market Fiduciary             685,612
                                                             --------------

                 Total Short-Term Investments
                 (cost $685,612)                                    685,612
                                                             --------------

                 Total Investments 97.84%
                 (cost $20,435,157)                              20,026,814

                 Other Assets
                 less Liabilities 2.16%                             441,613
                                                             --------------

                 NET ASSETS 100.00%                             $20,468,427
                                                                ===========


*   Non-income producing
++ Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See notes to financial statements.


                                                         VAN WAGONER FUNDS

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         December 31, 1997


                                                        EMERGING              MICRO-CAP            MID-CAP           POST-VENTURE
                                                       GROWTH FUND              FUND                FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value:
  Nonaffiliated issuers (cost $334,193,096,
   $70,895,672, $71,629,823 and $20,435,157,
   respectively)                                      $318,576,158       $  66,249,766        $  69,577,215          $20,026,814
  Affiliated issuers (cost $8,676,978, $0,
    $0 and $0, respectively)                             8,796,500                   -                    -                    -
  Repurchase agreements, at value (cost $0,
  $9,762,000, $10,048,000 and $0, respectively)                  -           9,762,000           10,048,000                    -
Receivable for investments sold                          8,462,626           1,324,377            1,397,374            1,711,981
Interest and dividends receivable                            8,359               3,336                9,189                   83
Receivable from investment adviser                               -                   -                    -               10,905
Organizational expenses, net of accumulated
  amortization                                              22,016              22,016               22,016                    -
Prepaid expenses and other assets                           51,629              19,494               17,767               10,831
                                                       -----------         -----------          -----------          -----------
Total Assets                                           335,917,288          77,380,989           81,071,561           21,760,614
                                                       -----------         -----------          -----------          -----------
LIABILITIES:
Payable for investments purchased                       18,985,754           5,253,651            7,030,319            1,094,940
Payable to custodian                                     2,847,033               1,356                3,206              106,709
Accrued investment advisory fee                            357,753             122,708               65,475               28,797
Accrued distribution fee                                   262,819              61,593               59,427               29,263
Payable for shares redeemed                                 14,581                   -                2,165                    -
Accrued expenses and other liabilities                     232,656              74,493               73,550               32,478
                                                       -----------         -----------          -----------          -----------
Total Liabilities                                       22,700,596           5,513,801            7,234,142            1,292,187
                                                       -----------         -----------          -----------          -----------
NET ASSETS                                            $313,216,692       $  71,867,188        $  73,837,419          $20,468,427
                                                       ===========         ===========          ===========          ===========

NET ASSETS CONSIST OF:
Capital stock                                         $      3,086       $         719        $         692          $       233
Paid-in-capital                                        483,276,164         100,018,890           94,508,209           23,873,598
Accumulated net realized loss on investments         (154,565,142)        (23,506,515)         (18,618,874)          (2,997,061)
Net unrealized depreciation on investments            (15,497,416)         (4,645,906)          (2,052,608)            (408,343)
                                                       -----------         -----------          -----------          -----------
Net Assets                                            $313,216,692       $  71,867,188        $  73,837,419          $20,468,427
                                                       ===========         ===========          ===========          ===========

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                             200,000,000         100,000,000          100,000,000          100,000,000
Issued and outstanding                                  30,858,636           7,194,046            6,922,234            2,331,241

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                             $10.15               $9.99               $10.67                $8.78
                                                            ======              ======               ======               ======

See notes to financial statements.


                                                         VAN WAGONER FUNDS

                                                      STATEMENTS OF OPERATIONS
                                                    Year Ended December 31, 1997

                                                        EMERGING              MICRO-CAP            MID-CAP           POST-VENTURE
                                                       GROWTH FUND              FUND                FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                            $      674,360      $      226,346       $      318,552         $    144,337
Dividends                                                  264,907              18,447               84,882                  929
                                                       -----------         -----------          -----------          -----------
Total Investment Income                                    939,267             244,793              403,434              145,266
                                                       -----------         -----------          -----------          -----------

EXPENSES:
Investment advisory fees                                 5,815,171           1,628,215            1,068,243              387,026
Transfer agent fees and expenses                         1,314,935             386,051              382,007               93,259
Distribution fees                                          838,278             199,858              188,803               64,504
Fund accounting and administration fees                    289,564             147,075              146,137               61,667
Custody fees                                               269,270              45,678               32,008               12,212
Printing and postage expenses                              126,171              32,914               32,979                6,890
State registration fees                                     59,242              39,576               39,852               41,218
Professional fees                                           20,509              16,816               16,816               20,463
Amortization of organization costs                           7,344               7,344                7,344                    -
Directors' fees and expenses                                 4,123               4,123                4,123                3,589
Miscellaneous                                               16,816               6,451                5,908                3,001
                                                       -----------         -----------          -----------          -----------
Total expenses before waiver                             8,761,423           2,514,101            1,924,220              693,829
Less: Waiver of expenses                                         -           (397,422)                    -            (190,694)
                                                       -----------         -----------          -----------          -----------
Net Expenses                                             8,761,423           2,116,679            1,924,220              503,135
                                                       -----------         -----------          -----------          -----------
NET INVESTMENT LOSS                                    (7,822,156)         (1,871,886)          (1,520,786)            (357,869)
                                                       -----------         -----------          -----------          -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                      (35,738,255)         (3,711,351)          (3,910,862)          (3,246,420)
Net realized gain on short positions                             -             496,589                    -              249,359
Net change in unrealized
   appreciation and depreciation on investments       (53,549,197)        (17,420,883)          (9,456,465)            (408,343)
                                                       -----------         -----------          -----------          -----------
Net Loss on Investments                               (89,287,452)        (20,635,645)         (13,367,327)          (3,405,404)
                                                       -----------         -----------          -----------          -----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $(97,109,608)       $(22,507,531)        $(14,888,113)         $(3,763,273)
                                                       ===========         ===========          ===========          ===========

See notes to financial statements.



                                                         VAN WAGONER FUNDS

                                                STATEMENTS OF CHANGES IN NET ASSETS


                                    EMERGING GROWTH                  MICRO-CAP                     MID-CAP             POST-VENTURE
                                         FUND                          FUND                         FUND                   FUND
                              --------------------------     -------------------------    -------------------------    -----------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                             DEC. 31, 1997  DEC. 31, 1996  DEC. 31, 1997  DEC. 31, 1996  DEC. 31, 1997 DEC. 31, 1996  DEC. 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss         $  (7,822,156) $  (7,754,290) $  (1,871,886) $   (972,487)  $ (1,520,786)  $   (971,113)   $  (357,869)
Net realized loss on
  investments                 (35,738,255)  (118,833,259)    (3,711,351)  (20,296,388)    (3,910,862)   (14,710,318)    (3,246,420)
Net realized gain on
  short positions                        -              -        496,589             -              -              -        249,359
Net change in unrealized
  appreciation and
  depreciation
  on investments              (53,549,197)     38,051,781   (17,420,883)    12,774,977    (9,456,465)      7,403,857      (408,343)
                             -------------  -------------  -------------  ------------   ------------   ------------   ------------
Net decrease in net assets
  resulting from operations   (97,109,608)   (88,535,768)   (22,507,531)   (8,493,898)   (14,888,113)    (8,277,574)    (3,763,273)
                             -------------  -------------  -------------  ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares   226,434,056  1,363,297,233     96,555,054   245,071,240     92,514,890    244,490,946     54,243,643
Redemption of shares         (454,267,232)  (636,635,323)  (142,878,789)  (95,912,221)  (141,529,840)   (98,506,223)   (30,011,943)
                             -------------  -------------  -------------  ------------   ------------   ------------   ------------
Net increase (decrease)
  from share transactions    (227,833,176)    726,661,910   (46,323,735)   149,159,019   (49,014,950)    145,984,723     24,231,700
                             -------------  -------------  -------------  ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS              (324,942,784)    638,126,142   (68,831,266)   140,665,121   (63,903,063)    137,707,149     20,468,427

NET ASSETS:
Beginning of period            638,159,476         33,334    140,698,454        33,333    137,740,482         33,333              -
                             -------------  -------------  -------------  ------------   ------------   ------------   ------------
End of period                 $313,216,692   $638,159,476 $   71,867,188  $140,698,454   $ 73,837,419   $137,740,482    $20,468,427
                             =============  =============  =============  ============   ============   ============   ============

TRANSACTIONS IN SHARES:
Shares sold                     19,199,101     96,673,050      8,080,869    18,977,746      7,469,170     18,740,673      5,409,119
Shares redeemed               (38,615,725)   (46,401,123)   (12,190,073)   (7,677,829)   (11,661,886)    (7,629,056)    (3,077,878)
                             -------------  -------------  -------------  ------------   ------------   ------------   ------------
Net increase (decrease)       (19,416,624)     50,271,927    (4,109,204)    11,299,917    (4,192,716)     11,111,617      2,331,241
                             =============  =============  =============  ============   ============   ============   ============

See notes to financial statements.


                                                         VAN WAGONER FUNDS

                                                        FINANCIAL HIGHLIGHTS
                                         For a Fund share outstanding throughout the period


                                    EMERGING GROWTH                  MICRO-CAP                     MID-CAP             POST-VENTURE
                                         FUND                          FUND                         FUND                 FUND<F1>
                              --------------------------     -------------------------    -------------------------    -----------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                             DEC. 31, 1997  DEC. 31, 1996  DEC. 31, 1997  DEC. 31, 1996  DEC. 31, 1997 DEC. 31, 1996  DEC. 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  Beginning of Period               $12.69         $10.00         $12.45        $10.00         $12.39         $10.00         $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                 (0.25)         (0.15)         (0.26)        (0.09)         (0.22)         (0.09)         (0.15)
Net realized and unrealized gains
  (losses) on investments           (2.29)           2.84<F2>     (2.20)           2.54<F2>    (1.50)           2.48<F2>     (1.07)
                                 ---------      ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations    (2.54)           2.69         (2.46)          2.45         (1.72)           2.39         (1.22)
                                 ---------      ---------      ---------     ---------      ---------      ---------      ---------
Net Asset Value, End of Period      $10.15         $12.69        $  9.99        $12.45         $10.67         $12.39          $8.78
                                 =========      =========      =========     =========      =========      =========      =========

Total Return                      (20.02)%         26.90%       (19.76)%        24.50%       (13.88)%         23.90%       (12.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
  period (000s)                   $313,217       $638,159        $71,867      $140,698        $73,837       $137,740        $20,468
Ratio of expenses to average
  net assets - net of waivers
  and reimbursements                 1.88%          1.95%          1.95%         1.95%          1.80%          1.95%          1.95%
Ratio of net investment loss
  to average net assets - net
  of waivers and reimbursements    (1.68)%        (1.49)%        (1.72)%       (1.04)%        (1.42)%        (1.16)%        (1.39)%
Ratio of expenses to average
  net assets - before waivers
  and reimbursements                 1.88%          1.98%          2.32%         2.55%          1.80%          2.05%          2.69%
Ratio of net investment loss
  to average net assets - before
  waivers and reimbursements       (1.68)%        (1.52)%        (2.09)%       (1.64)%        (1.42)%        (1.26)%        (2.13)%
Portfolio turnover rate               333%           159%           232%          153%           304%           173%           317%
Average commission rate paid
  on portfolio
  investment transactions          $0.0476        $0.0531        $0.0397       $0.0474        $0.0481        $0.0516        $0.0413


<F1> Commenced operations after the close of business on December 31, 1996
<F2> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

See notes to financial statements.

                               VAN WAGONER FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997

1.ORGANIZATION
  Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and Post-Venture Fund (collectively "the Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2.SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make certain estimates and assumptions at the date of the financial statements.

  (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser under the supervision of the Board of Directors.
  (B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

                     NOTES TO FINANCIAL STATEMENTS (cont'd.)

  (C) ORGANIZATION COSTS - Costs incurred by the Emerging Growth, Micro-Cap and Mid-Cap Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

  (D) EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

  (E) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.
       As of December 31, 1997, the Emerging Growth, Micro-Cap and Mid-Cap Funds had federal income tax capital loss carryforwards of $121,173,497, $21,632,657 and $12,145,972, respectively. The entire federal income tax loss carryforward for each of these Funds expires between 2004 and 2005. As of December 31, 1997, the Post-Venture Fund had a federal income tax capital loss carryforward of $1,349,247 which expires in 2005. Net realized gains and losses may differ for tax and financial statement purposes primarily as a result of wash sales and differences in the timing of the recognition of realized gains and losses.

  (F) RESTRICTED SECURITIES - The Emerging Growth, Micro-Cap and Post-Venture Funds own securities which are unregistered and thus restricted as to resale. These securities are valued at their fair value, which at December 31, 1997 is equal to cost. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds.

                     NOTES TO FINANCIAL STATEMENTS (cont'd.)
        The Funds have no right to require registration of unregistered securities. The Emerging Growth, Micro-Cap and Post-Venture Funds had restricted securities with an aggregate market value of $9,710,000, $2,189,995 and $625,002, respectively, representing 3.1% of the net assets of each of the Funds.

  (G) OPTIONS CONTRACTS - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

  (H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, at December 31, 1997, reclassifications were recorded to increase undistributed net investment income and decrease paid-in-capital by $7,822,156, $1,871,886, $1,520,786 and $357,869 for the Emerging Growth,
       Micro-Cap, Mid-Cap and Post-Venture Funds, respectively.

  (I) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT ADVISORY AGREEMENT
     Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the


                     NOTES TO FINANCIAL STATEMENTS (cont'd.)

     Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.25% for the Emerging Growth Fund, 1.50% for the Micro-Cap Fund, 1.00% for the Mid-Cap Fund and 1.50% for the Post-Venture Fund. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 1999. Expenses of $397,422 and $190,694 were waived in the Micro-Cap and Post-Venture Funds, respectively.

4.   SERVICE AND DISTRIBUTION PLAN
     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 1997 were as follows:

                   EMERGING         MICRO-CAP      MID-CAP       POST-VENTURE
                  GROWTH FUND         FUND           FUND            FUND
                 -------------    ------------   -----------     ------------
  Purchases     $1,483,678,761   $237,490,034   $294,880,570     $88,036,149
  Sales          1,751,906,101    291,892,883    352,892,105      67,557,294

  For the year ended December 31, 1997, there were no purchases or sales of long-term U.S. government securities.

  The cost of securities on a tax basis for the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and Post-Venture Fund is $347,512,760, $81,332,166, $82,857,232 and $20,813,208, respectively. At December 31, 1997, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:


                     NOTES TO FINANCIAL STATEMENTS (cont'd.)

                   EMERGING         MICRO-CAP      MID-CAP       POST-VENTURE
                  GROWTH FUND         FUND           FUND            FUND
                 -------------    ------------   -----------     ------------
  Unrealized
  appreciation    $ 26,116,461     $5,503,583    $ 7,394,027      $2,587,053
  (Unrealized
  depreciation)   (46,256,563)   (10,823,983)   (10,626,044)     (3,373,447)
                  ------------   ------------   ------------     -----------
  Net unrealized
  depreciation
  on investments $(20,140,102)   $(5,320,400)   $(3,232,017)     $ (786,394)
                 =============   ============   ============     ===========


6.  TRANSACTIONS WITH AFFILIATED COMPANIES

  An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of each Fund are as follows:

                                                                                                                  AMOUNT OF
                                                                                                  AMOUNT OF      GAIN (LOSS)
                                                 SHARE ACTIVITY                                   DIVIDENDS        REALIZED
                             ---------------------------------------------------------------      CREDITED         ON SALE
                            BALANCE         PURCHASES/         SALES/             BALANCE         TO INCOME        OF SHARES
     SECURITY NAME         12/31/96         ADDITIONS        REDUCTIONS           12/31/97         IN 1997          IN 1997
  ---------------------------------------------------------------------------------------------------------------------------
  EMERGING GROWTH FUND
  Cardiovascular
     Dynamics, Inc.*              -          469,500          469,500                  -               -          $  229,471
  Simulation
     Sciences Inc.*               -          667,600          394,600            273,000               -           1,500,994
  Technology Modeling
     Associates, Inc.*      250,000          393,800          227,000            416,800               -           1,204,158
                                                                                                     ---       -------------
                                                                                                       -          $2,934,623
                                                                                                     ===       =============

  MICRO-CAP FUND
  Cardiovascular
     Dynamics, Inc.*        250,000          277,200          527,200                  -               -        $(1,118,072)
                                                                                                     ===        ============

  * Non-income producing


                               VAN WAGONER FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VAN WAGONER FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Van Wagoner Emerging Growth Fund, the Van Wagoner Micro-Cap Fund, the Van Wagoner Mid-Cap Fund and the Van Wagoner Post-Venture Fund, four of the portfolios of the Van Wagoner Funds, Inc. (the "Funds") at December 31, 1997, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP

Milwaukee, Wisconsin
January 28, 1998



                              FOR FUND INFORMATION
                            AND SHAREHOLDER SERVICES
                              CALL 1-800-228-2121.


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF VAN WAGONER FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE FUNDS. THE PROSPECTUS GIVES DETAILS ABOUT CHARGES, INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUNDS. READ THE PROSPECTUS CAREFULLY.


                               VAN WAGONER FUNDS
                                 P.O. BOX 1628
                            MILWAUKEE, WI 53201-1628